AMOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2024
AMOUNTS RECEIVABLE AND PREPAID EXPENSES
AMOUNTS RECEIVABLE AND PREPAID EXPENSES
4.	AMOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31	December 31
	2024	2023
Sales tax receivable	$49	$63
Interest, refundable deposits, and other receivables [1]	103	595
Prepaid expenses [2]	1,756	2,250
Total	$1,908	$2,908

Notes to table:

1.

As of December 31, 2023, other receivables included a receivable of $532 from the Group’s insurance carrier for reimbursement of legal costs incurred on class actions and the Alaska Grand Jury investigation (note 15(a)).

2.	Includes prepaid insurance, which is amortized over the insurance term.